Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 - SUBSEQUENT EVENTS:

On December 9, 2019, the Company entered into an Employment Agreement with a new chief executive officer and president. The term of the new chief executive officer’s employment commenced on January 1, 2020. Pursuant to his employment agreement, the Company granted 182,381 restricted stock units and stock options to purchase 60,794 shares of common stock at $1.10 per share.